Summary of material accounting policies (Policies)	12 Months Ended
Dec. 31, 2025
Disclosure Of Significant Accounting Policies [Abstract]
Basis of preparation
Basis of preparation
These consolidated financial statements have been prepared in accordance with the IFRS® Accounting Standards ("IFRS") as issued by the IASB. The accounting policies set forth below have been consistently applied to all years presented. Unless stated otherwise, all financial statements are presented in thousands of Swiss Francs (“TCHF”).
The consolidated financial statements have been prepared under the historical cost convention. The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Group's accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the financial statements are disclosed in note 4 “Critical accounting estimates and judgments”.
Based on the Group's cash and short-term time deposits positions at December 31, 2025, the Group deemed there to be no material uncertainties that would cast doubt on the Group's ability to operate on a going concern basis.
The consolidated financial statements as of and for the year ended December 31, 2025 were approved for issuance by the Company's Board of Directors on March 10, 2026.
Due to rounding, the numbers presented in the financial statements might not precisely equal those included in the accompanying notes.

Basis of consolidation
Basis of consolidation
(i) Subsidiaries
Subsidiaries are entities controlled by the Company. The Company controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date on which control commences until the date on which control ceases.
(ii) Transactions eliminated on consolidation
Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated.

New or revised IFRS standards and interpretations
New or revised IFRS standards and interpretations
The following new or revised standards that became effective during 2025 did not have a material effect on these consolidated financial statements:
•Lack of exchangeability - Amendments to IAS 21
A number of new accounting standards became effective after January 1, 2025, for which earlier application is permitted but the Company has not early adopted any.
A preliminary assessment on the impact of the implementation of IFRS 18 has been performed; based on this assessment, the Company expects there to be no material impact on the Company overall financial statements. Based on the initial assessment the Company also expects there to be no Management defined Performance Measures or MPM’s to be reported on. IFRS 18 will not be early adopted. Possible impacts from other new or revised standards have not yet been assessed but are anticipated to be immaterial.

Segment reporting
Segment reporting
The Group operates in one segment, focusing on the discovery, development and prospective commercialization of a new class of biopharmaceutical products. The executive management, acting together as the chief operating decision maker, assess the financial performance and allocate resources on an aggregated level, and monitor the Group's operating expenses. Accounting policies applied are the same for both internal and external reporting purposes. The Group derives its research and collaboration revenues from research and development collaborations with third parties.
Foreign currency translation / transactions
Foreign currency translation / transactions
The consolidated financial statements are presented in thousands of CHF. The presentation currency of the Group is the functional currency of the Company. Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in profit or loss.
The results and financial position of foreign operations that have a functional currency different from the presentation currency are translated into the presentation currency as follows:
•assets and liabilities are translated at the closing rate at the date of the respective balance sheet;
•income and expenses for each consolidated statement of profit or loss and other comprehensive result are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the exchange rates at the dates of the transactions); and
•all resulting exchange differences are recognized in other comprehensive result.

Property, plant and equipment
Property, plant and equipment
Laboratory equipment, Office equipment, IT hardware and Leasehold improvements are stated at historical cost less accumulated depreciation and any impairment. Historical cost includes expenditures that are directly attributable to the acquisition of the items. Depreciation is calculated on a straight-line basis over the expected useful lives of the individual assets or asset categories. The applicable estimated useful lives are as follows:

Laboratory equipment:	5 years
Office equipment:	3 years
IT hardware:	2 years
Leasehold improvements and right-of-use assets are depreciated using the straight-line method over the shorter of their estimated useful life and the lease term.
The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at each reporting date. An asset’s carrying amount is written down to its recoverable amount, if the asset's carrying amount exceeds its estimated recoverable amount.
Intangible assets
Intangible assets
Intangible assets are solely comprised of software. They are stated at historical cost less accumulated amortization and any impairment. Historical cost includes expenditures that are directly attributable to the acquisition of the items. Amortization is calculated on a straight-line basis over the expected useful lives of the individual assets or asset categories. The applicable estimated useful life of intangible assets is determined to be two years.

Leases
Leases
At inception of a contract, the Group assesses whether a contract is, or contains a lease. This is the case if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Group has elected not to recognize right-of-use assets and lease liabilities for leases of low-value assets and short-term leases. Short-term leases are leases with a lease term of twelve months or less that do not contain a purchase option. For all other leases the Group recognizes a right-of-use asset and a lease liability at the lease commencement date.
The Group does not provide residual value guarantees and does not have any leases not yet commenced to which it is committed. The Group is presenting right-of-use assets in Property, Plant and Equipment, whereas lease liabilities are presented separately within current and non-current liabilities in the consolidated statement of financial position.
The lease liability is initially measured at the present value of the lease payments required over the lease term, that are not paid at the commencement date, discounted using the incremental borrowing rate, as the interest rate implicit in the lease generally cannot be readily determined. Lease payments that are included in the measurement of the lease liability include fixed payments or in-substance fixed payments and variable payments that depend on an index.
Financial assets at amortized costs
Financial assets at amortized costs
Classification
Cash and cash equivalents / short-term deposits / trade and other receivables (except for VAT and withholding taxes) (and when applicable accrued interest income) are all considered held-to-collect items and are labeled under financial assets measured at amortized costs, with the following definition / accounting policy:
Financial assets measured at amortized cost are assets that meet both of the following conditions: (1) the asset is held within a business model whose objective is to hold assets in order to collect contractual cash flows; and (2) the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
They arise when the Group provides money, goods or services directly to a debtor with no intention of trading the receivable. They are included in current assets, except for maturities longer than 12 months after the balance sheet date which are classified as non-current assets. Interest income on the short-term deposit is accounted for on the statement of profit or loss and other comprehensive result as financial income.
Measurement
Initially, financial assets, except for trade receivables, are measured at their fair value plus, in the case of financial assets not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition or issue of the financial asset; for the Group these are considered to be immaterial. Trade receivables are initially measured at their transaction price.
Subsequent measurement for the financial assets mentioned above which are classified as measured at amortized cost, is based on the effective interest method, reduced by any impairment loss.
For trade receivables, the Group applies a simplified approach which requires expected credit losses to be recognized from initial recognition (measuring the loss allowance at an amount equal to lifetime expected credit losses). This takes into consideration past history, combined with predictive information which accounts for the specific circumstances of the customer (e.g., credit rating etc.), and other relevant factors such as the economic environment.
Other financial assets at amortized costs
Other receivables generally arise from transactions outside the usual operating activities of the Group.

Financial liabilities at amortized costs	Financial liabilities at amortized costs Trade payables and non-employee related accrued expenses are measured at amortized costs and classified as financial liabilities.
Cash and cash equivalents
Cash and cash equivalents
Cash includes cash at banks. The Group considers all short-term, highly liquid investments convertible into known amounts of cash with maturities of three months or less from the date of acquisition to be cash equivalents, provided that they are subject to an insignificant risk of changes in value. The cash flow statement is based on cash and cash equivalents.

Short-term time deposits
Short-term time deposits
Short-term deposits comprise time deposits placed with banks with original maturities of more than three months and up to twelve months from the date of acquisition.

Short-term deposits are not included in cash and cash equivalents for the purposes of the cash flow statement.

Share capital / Additional paid-in capital
Share capital / Additional paid-in capital
Common shares are classified as equity. Incremental costs directly attributable to the issue of new shares are shown in equity as a deduction from the proceeds. The Group has not paid any dividends since its inception and does not anticipate paying dividends in the foreseeable future.

Treasury shares
Treasury shares
The amount of the consideration paid for the acquisition of treasury shares, which includes directly attributable costs, is recognized as a deduction from equity. When treasury shares are sold subsequently, the amount received is recognized as an increase in equity, and the resulting surplus or deficit on the transaction is presented in additional paid-in capital.

Income taxes
Income taxes
Income taxes include current and deferred taxes. Current income taxes are recognized on taxable profits at applicable tax rates.
Deferred taxes are calculated using the balance sheet liability method. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Deferred tax assets and liabilities are measured using the tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled based on tax rates enacted or substantially enacted at the balance sheet date.
Deferred tax assets are recognized if it is probable that sufficient taxable profits will be available against which the deferred tax assets can be utilized. At each balance sheet date, the Group reassesses unrecognized deferred tax assets and the carrying amount of recognized deferred tax assets. The Group recognizes a previously unrecognized deferred tax asset to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered. The Group conversely reduces the carrying amount of a deferred tax asset to the extent that it is no longer probable that sufficient taxable profit will be available to allow the benefit of part or the entire deferred tax asset to be utilized.
The amount of deferred tax liabilities and deferred tax assets reflects the tax consequences on the balance sheet date of the Group's expectation of recovery or settlement of the carrying amounts of its assets and liabilities. Deferred tax assets and liabilities are not discounted and are classified as non-current assets and liabilities in the statement of financial position. They are offset against each other if they relate to the same taxable entity and tax authority.
Molecular Partners Inc., the Group's U.S. subsidiary, is subject to statutory U.S. federal corporate income taxes and Massachusetts and New York state minimal tax.

Employee benefits
Employee benefits
Postretirement benefits (pension plans)
The Company provides retirement, death and disability benefits to its Swiss employees in line with local customs and requirements through two separate plans, which are both accounted for as defined benefit plans.
The first plan is the compulsory defined benefit plan which is funded through employer (60%) and employee (40%) contributions to the Swiss pension fund VSAO (to which the Company is affiliated). This Company-wide plan has been in place since inception of the Company and all employees of the Company are eligible to its benefits (if all the conditions for admission according to the pension fund regulations are fulfilled, e.g. working duration of more than one month etc.) On retirement, the plan participant will receive the accumulated savings, which consist of a transfer-in at entry, all savings contributions paid in by the employer and the employee (net of any withdrawals) and the interest granted on those savings at the discretion of the pension foundation.
At that time, the plan participant has the right to choose between a lump-sum payment and an annuity, or a combination thereof. The annuity is calculated using a fixed conversion rate (dependent on the retirement age) determined by the pension foundation. The VSAO’s plan assets are pooled and the Company’s share is calculated based on its share of retirement savings and actuarial reserves for the annuities. Additional funding requirements may be determined by the pension foundation in case of a severe underfunding. Should the Company withdraw from the plan, the withdrawal may qualify as a partial liquidation under Swiss law.
The second plan is a voluntary complementary defined management benefit scheme established as of January 1, 2014, in which only employees with a certain management level and / or above a certain salary level are eligible to participate. 29 of the 29 eligible employees participated in this plan as of December 31, 2025 (December 31, 2024: 33 out of 33).
This plan is set up by affiliation to a collective foundation of Swiss Life, a Switzerland-based insurance company, for which contributions are 30% funded by the employee and 70% funded by the Company. The purpose of this voluntary plan is to allow higher (entirely extra-mandatory) retirement savings opportunity in a tax effective manner and higher risk benefits for the senior management. In addition, plan participants are entitled to a lump sum payment of at least five times of their annual insured salary in case of death. This is a fully insured Swiss pension plan that covers all investment and actuarial risks, including invalidity and death.
The pension plan of VSAO accounts for over 90% of both the Company’s defined benefit obligation and plan assets. The net liability recognized in the statement of financial position in respect of defined benefit pension plans is the total defined benefit obligation at the balance sheet date less the fair value of plan assets.
The defined benefit obligation (DBO) is calculated quarterly by independent actuaries using the projected unit credit method. According to this method, an additional unit of pension benefits is earned each year. In the case of active plan participants, the DBO corresponds to the present value of retirement, survivors', disability, and termination benefits at the valuation day. The DBO of retirees corresponds to the present value of the current annuities, possibly including future pension increases. Pension liabilities are determined on an actuarial basis using a number of assumptions, such as the discount rate and the expected long-term salary increase rate applied to determine the defined benefit obligation. The estimation of the fair value of plan assets attributable to the Company depends on the coverage ratio and technical bases and provisions of the pension fund VSAO. In determining the appropriate discount rate, for example, the Company considers the interest rates of high-quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have terms to maturity approximating the terms of the related pension liabilities. In determining the fair value of plan assets, the Company adds to the participants’ savings a share of the pension fund VSAO’s technical and fluctuation reserves. Additional information is disclosed in note 18.1.
Current and past service costs as well as the net interest on the defined benefit obligation are recognized in profit or loss in the period in which they are incurred, and are presented as part of personnel expenses. Remeasurements of the defined benefit pension plans are recognized in other comprehensive income (OCI).
The Group has set up a 401k plan for its U.S. based employees. Under the plan the U.S. entity matches the employee's contribution and provides a true-up in matched contributions at year end. The 401k plan qualifies as a defined contribution plan and the associated expenses, that are deemed immaterial, are presented under operating expenses in the consolidated statement of profit or loss and other comprehensive result.
The Group has set up a defined contribution plan for its UK based employee. Under the plan the Company and the employee both contribute into the plan. The associated expenses, that are deemed immaterial, are presented under operating expenses in the consolidated statement of profit or loss and other comprehensive result.
Share-based compensation
The Group operates share-based compensation plans that qualify as equity-settled plans. The fair value of the employee services received in exchange for the grant of equity instruments is recognized as an expense. The total amount to be expensed over the vesting period is determined by reference to the fair value of the equity instruments granted, which is determined at grant date. The fair values are determined by management with the assistance of an independent valuation expert. At each reporting date, estimates of the number of equity instruments that are expected to vest are revised. The impact of the revision of the previous estimates, if any, is recognized as part of share-based compensation (non-cash effective) with a corresponding adjustment to equity. When the vested equity instruments are exercised or allocated, any proceeds received net of any directly attributable transaction costs are booked to share capital (nominal value), additional paid-in capital and treasury shares.
Bonus plan
The Group recognizes an accrual where contractually obligated or where there is a past practice that has created a constructive obligation. Bonuses are based on a formula that takes into consideration the achievement of the Group’s goals.

Revenue recognition
Revenue recognition
As a guiding principle of IFRS 15, revenues from research and development collaboration agreements are recognized when earned based upon the performance requirements of the respective agreements. For revenue arrangements with separately identifiable components (separate performance obligations), the revenue recognition criteria are applied to each component. The transaction price is determined as the consideration expected to be received from the arrangement and is allocated amongst the separate components based on their relative stand-alone selling prices. The corresponding amount of transaction price allocated to each component is recognized as revenue when (or as) the Group satisfies the performance obligation by transferring the good or service to the customer, which generally is over time for upfront payments or at a point in time for milestone payments and development option payments. Payments received in excess of revenue recognized are recorded as contract liabilities.
Revenues may include fees such as upfront payments received in connection with out-licensing of products and/or access to knowledge without transfer of a license as well as R&D support and services, participation in Joint Steering Committees and other involvement in collaboration agreements. In exchange for these non-refundable upfront fees, the Group does not immediately transfer a good or a service to the customer, rather the upfront fee consists of an advance payment for future services and the right to access the underlying intellectual property of the Group. For such arrangements, the Group has determined that the promised goods and services are not distinct and are accounted for as one performance obligation. The Group recognizes revenue for this performance obligation over time using an input-based method to measure its progress towards complete satisfaction of the performance obligation. Accordingly, revenue is recognized over time based on the percentage of actual costs incurred to date relative to the Group's estimate of total costs expected to satisfy the performance obligation. Estimated costs are reviewed and updated routinely for contracts in progress to reflect any changes of which the Group becomes aware. The cumulative effect of any change in estimate is recorded in the period when the change in estimate is determined.
Revenues could include fees such as milestone and development option payments received in connection with out-licensing of products and in connection with discovery alliances. Upon meeting the set milestone or upon a development option being exercised, the Group obtains a right to a non-refundable payment and the customer has typically acquired the right to use the underlying intellectual property, without any remaining performance obligations for the Group. Consequently, the related revenues are typically recognized at a point in time, either when the milestone is met or the option is exercised by the customer.
Revenue could also include reservation fees that will be recognized into revenue in case of successful development of a final drug and exercise or lapse of the related reservation right or, alternatively, in case the results from the research will not justify further development of the drug.
Consideration payable to a customer is recorded as a reduction of the arrangement's transaction price, if it relates to the same arrangement, thereby reducing the amount of revenue recognized, unless the payment is for a distinct good or service received from the customer consistent with IFRS 15.
The details of the accounting policy, based on the type of payments received, are set out below. Under IFRS 15, revenue is recognized as or when a customer obtains control of the services. Determining the timing of the transfer of control - at a point in time or over time - requires judgment.

Type of payments received	Timing of revenue recognition
Revenue recognition of upfront payments	Upfront payments received in connection with out-licensing arrangements are typically non-refundable fees for which the Group does not transfer a good or a service to the customer, rather the upfront payments consists of an advance payment for future services and/or an acquisition of the right to the current or future access to the underlying intellectual property of the Group. For such arrangements, the Group has determined that the promised goods and services are not distinct and are accounted for as one performance obligation. The Group recognizes revenue for this performance obligation over time using an input based method to measure its progress towards complete satisfaction of the performance obligation.

Revenue recognition of milestone payments	Milestone payments received in connection with out-licensing or other arrangements are typically non-refundable fees entitling the Group to a right to payment upon such milestone being met. At that time, the customer has typically acquired the right to use the underlying intellectual property or additional knowledge about drug candidate(s), without any remaining performance obligation of the Group. Considering the uncertainty surrounding the outcome of such development activities, the revenue is consequently recognized at a point in time, when the milestone is reached. At this stage it is highly probable that a reversal of the cumulative revenue will not occur.

Revenue recognition of payments received for development options exercises	Development option payments received in connection with out-licensing arrangements are typically non-refundable fees entitling the Group to a right to payment upon such option being exercised. At that time, the customer has typically acquired the right to use the underlying intellectual property, without any remaining performance obligations of the Group. Considering the fact that the exercise of any option is outside the control of the Group, revenue for options that provide the right to use is recognized at a point in time at the effective exercise of the option. At this stage it is highly probable that a reversal of the cumulative revenue will not occur.

Revenue recognition for reservation fees	Reservation fees received are typically non-refundable fees. The timing of revenue recognition depends on whether development of the final drug is successful. If development is successful, revenue will be recognized when the related reservation right is exercised or lapses (as the exercise of any reservation right is outside the control of the Group). Alternatively, revenue will be recognized at the point in time when the results from the research will not justify further development of the drug. At this stage it is highly probable that a reversal of the cumulative revenue will not occur.

Research and development expenses
Research and development expenses
Research and development expenses as disclosed in note 16 consist primarily of compensation and other expenses related to:
•research and development personnel;
•preclinical studies and clinical trials of the Group's product candidates, including the costs of manufacturing the product candidates;
•research and services performed under collaboration agreements;
•research and development services outsourced to research institutions; and
•attributable facility expenses, including depreciation of equipment and amortization.
Internal development costs are capitalized as intangible assets only when there is an identifiable asset that can be completed that will generate probable future economic benefits, and when the cost of such an asset can be measured reliably. The Group does not currently have any such internal development costs that qualify for capitalization as intangible assets.
The Group charges all research and development expenses, including internal patent filing and patent maintenance costs, to profit or loss when incurred, as the criteria for recognition as an asset are not currently met.
Research and development costs incurred by either party in a collaboration agreement, which qualifies as a joint operation, are reported under research and development expenses. The Company may either receive an invoice from or issue an invoice to a collaboration partner, therefore the cost may include a reduction of cost if they are refunded by the collaboration partner. Open receivables related to the research and development agreement are presented as trade receivables.